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VIA EDGAR

February 23, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley ETF Trust
File Nos. 333-266913; 811-23820

Ladies and Gentlemen:

On behalf of Morgan Stanley ETF Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, filed on February 18, 2026, constituting an amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 18, 2026, accession number 0001133228-26-001659.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai